Loans and Allowance for Credit Losses, Credit Quality Indicators (Details) $ in Thousands	Dec. 31, 2024 USD ($)
CARES Act [Member]
Credit Quality Indicators [Abstract]
Aggregate borrowing amount	$ 1,000